ENTITY WIDE DISCLOSURES (Schedule of Disaggregated Revenue by Revenue Type and Performance Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 100,834	$ 103,270	$ 84,981
Software products [Member]
Revenues:
Total revenues	35,898	44,618	39,300
Hardware products [Member]
Revenues:
Total revenues	2,792	2,747	3,254
Support and maintenance [Member]
Revenues:
Total revenues	50,794	46,019	37,155
Professional services [Member]
Revenues:
Total revenues	$ 11,350	$ 9,886	$ 5,272